Fair value measurements (Valuation technique and related unobservable inputs) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Flight equipment, fair value	$ 160,946,898
Income approach | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average rate	0.07
Income approach | Non-contractual cash flows as a % of total cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted average rate	0.67